REVENUE (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue		$ 2,500
Deferred recognized		718	$ 690	$ 269
Development costs		1,513	1,345	$ 215
Deferred revenues, current		$ 902	$ 1,318
MSD Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-refundable upfront income	$ 2,500
Equity investment	5,000
Total transaction price	2,500
MSD Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Option exercise incurred	$ 347,500